UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersy Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1:	Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments

As of August 31, 2008

					Face	Market
			Maturity		Amount	Value
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
New Jersey (97.1%)
	Allendale NJ BAN	3.000%	6/30/09		4,082	4,115
	Berkeley Heights Township NJ BAN	2.250%	2/18/09		5,691	5,722
	Borough of Madison BAN	4.000%	10/17/08		10,000	10,006
	Burlington County NJ BAN	2.500%	5/29/09		13,825	13,906
	Camden County NJ Improvement Auth. Lease Rev. VRDO	1.600%	9/8/08	LOC	49,500	49,500
	Clifton NJ GO TAN	2.500%	2/13/09		6,000	6,029
	Clinton Township NJ BAN	3.000%	1/15/09		5,000	5,024
	Cranbury Township NJ BAN	4.000%	12/5/08		2,811	2,815
	Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev. VRDO	1.810%	9/8/08	LOC	9,325	9,325
	Delaware River Port Auth. Pennsylvania & New Jersey Rev. VRDO	1.800%	9/8/08	LOC	65,000	65,000
	Essex County NJ Improvement Auth. Lease Rev. BAN	3.000%	6/25/09		55,000	55,559
	Essex County NJ Improvement Auth. Rev. (Jewish Community Center) VRDO	1.810%	9/8/08	LOC	10,625	10,625
	Essex County NJ Improvement Auth. Rev. (Pooled Govt. Loan) VRDO	1.800%	9/8/08	LOC	40,400	40,400
[1]	Essex County NJ Improvement Auth. Rev. TOB VRDO	1.830%	9/8/08		14,020	14,020
[1]	Essex County NJ Improvement Auth. Rev. TOB VRDO	1.890%	9/8/08	LOC	28,375	28,375
[1]	Essex County NJ Improvement Auth. Rev. TOB VRDO	2.040%	9/8/08		11,475	11,475
	Florham Park NJ BAN	2.250%	2/5/09		4,000	4,005
[1]	Garden State Preservation Trust New Jersey TOB VRDO	1.830%	9/8/08	LOC	9,695	9,695
[1]	Garden State Preservation Trust New Jersey TOB VRDO	1.910%	9/8/08	(4)LOC	12,330	12,330
[1]	Garden State Preservation Trust New Jersey TOB VRDO	1.940%	9/8/08	(4)	11,105	11,105
[1]	Garden State Preservation Trust New Jersey TOB VRDO	1.940%	9/8/08	(4)	3,372	3,372
[1]	Garden State Preservation Trust New Jersey TOB VRDO	1.990%	9/8/08	(4)	4,185	4,185
	Gloucester County NJ PCR (Mobil Oil Refining Corp.) VRDO	2.100%	9/2/08		34,850	34,850
	Haddonfield NJ School Dist. BAN	3.250%	3/3/09		2,500	2,508
	Linden NJ BAN	3.000%	5/28/09		9,629	9,711
	Livingston Township NJ BAN	2.500%	3/5/09		8,000	8,014
	Long Branch NJ BAN	2.250%	2/25/09		6,559	6,588

[1]	Madison Borough NJ Board of Educ. TOB VRDO	1.850%	9/8/08	LOC	11,760	11,760
	Mahwah Township NJ BAN	3.000%	6/12/09		6,325	6,385
	Marlboro Township NJ BAN	2.500%	4/10/09		9,950	10,008
	Mendham Township NJ BAN	3.500%	12/26/08		6,336	6,349
	Mercer County NJ BAN	2.500%	1/15/09		23,400	23,463
	Middlesex County NJ BAN	2.500%	6/10/09		34,849	35,061
	Montclair Township NJ BAN	2.750%	9/15/08		11,518	11,521
	Montclair Township NJ TAN	2.500%	3/13/09		10,000	10,021
	Moorestown Township NJ BAN	4.250%	9/5/08		4,928	4,928
	Mount Laurel Township NJ BAN	2.500%	4/22/09		9,638	9,671
	New Brunswick NJ BAN	3.000%	6/25/09		17,597	17,769
	New Jersey Building Auth. Rev.	5.000%	6/15/09		5,150	5,264
	New Jersey Building Auth. Rev. VRDO	1.650%	9/8/08	LOC	4,900	4,900
	New Jersey Building Auth. Rev. VRDO	1.650%	9/8/08	LOC	5,400	5,400
	New Jersey Building Auth. Rev. VRDO	1.650%	9/8/08	LOC	7,400	7,400
	New Jersey Econ. Dev. Auth. (Port Newark Container) VRDO	1.900%	9/8/08	LOC	22,100	22,100
	New Jersey Econ. Dev. Auth. Fac. Rev. (Logan Project) CP	1.600%	10/8/08	LOC	55,000	55,000
[1]	New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.500%	11/15/08	(Prere.)	4,375	4,443
[1]	New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.625%	11/15/08	(Prere.)	4,870	4,947
[1]	New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.750%	11/15/08	(Prere.)	6,080	6,178
[1]	New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.750%	11/15/08	(Prere.)	5,440	5,527
	New Jersey Econ. Dev. Auth. Natural Gas Fac. Rev.VRDO	2.300%	9/2/08	LOC	15,000	15,000
	New Jersey Econ. Dev. Auth. Natural Gas Fac. Rev.VRDO	2.420%	9/2/08	LOC	35,700	35,700
	New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	1.800%	9/8/08	LOC	19,000	19,000
[1]	New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	1.950%	9/8/08	LOC	8,925	8,925
	New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	1.900%	10/21/08		30,100	30,100
	New Jersey Econ. Dev. Auth. Rev. (Columbia Univ. Project) CP	1.700%	11/3/08		8,910	8,910
	New Jersey Econ. Dev. Auth. Rev. (El Dorado Terminals) VRDO	2.370%	9/2/08	LOC	4,950	4,950
	New Jersey Econ. Dev. Auth. Rev. (Frisch School Project) VRDO	1.700%	9/8/08	LOC	21,450	21,450
	New Jersey Econ. Dev. Auth. Rev. (Geriatric Services Housing Corp.) VRDO	1.710%	9/8/08	LOC	8,270	8,270

	New Jersey Econ. Dev. Auth. Rev. (Hoffman-La Roche) VRDO	2.260%	9/2/08	LOC	17,500	17,500
	New Jersey Econ. Dev. Auth. Rev. (Jewish Community Center) VRDO	1.670%	9/8/08	LOC	5,250	5,250
	New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	1.850%	9/2/08		15,100	15,100
	New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	2.400%	9/2/08		22,000	22,000
	New Jersey Econ. Dev. Auth. Rev. (Metuchen Project) VRDO	1.750%	9/8/08	LOC	13,445	13,445
	New Jersey Econ. Dev. Auth. Rev. (Ocean Spray Cranberries) VRDO	1.930%	9/8/08	LOC	8,000	8,000
	New Jersey Econ. Dev. Auth. Rev. (Order Saint Benedict Project) VRDO	1.810%	9/8/08	LOC	15,505	15,505
	New Jersey Econ. Dev. Auth. Rev. (Passaic Hebrew Institute) VRDO	1.740%	9/8/08	LOC	3,150	3,150
	New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	1.790%	9/8/08		7,100	7,100
	New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	1.790%	9/8/08		6,725	6,725
	New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	1.790%	9/8/08		1,500	1,500
	New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	1.790%	9/8/08		5,000	5,000
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	2.500%	9/1/08	(4)	3,150	3,150
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	2.500%	9/1/08	(4)	3,150	3,150
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/08		16,085	16,085
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	2.500%	3/1/09	(4)	5,935	5,964
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	2.500%	3/1/09	(4)	5,935	5,964
[1]	New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.710%	9/8/08	(Prere.)	35,940	35,940
[1]	New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.840%	9/8/08	(4)	7,500	7,500
[1]	New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.890%	9/8/08		11,000	11,000
[1]	New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.920%	9/8/08	(12)	8,420	8,420
[1]	New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.920%	9/8/08	(Prere.)	21,930	21,930
[1]	New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.940%	9/8/08	(4)	13,760	13,760
[1]	New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	2.090%	9/8/08	(4)	7,330	7,330
[1]	New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	2.480%	9/8/08	(Prere.)	9,150	9,150
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	2.300%	9/2/08	LOC	77,520	77,520

	New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	2.300%	9/2/08	LOC	27,025	27,025
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	2.500%	9/2/08	LOC	124,910	124,910
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	1.450%	9/8/08	LOC	44,000	44,000
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	1.730%	9/8/08	LOC	31,000	31,000
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	1.740%	9/8/08	LOC	110,000	110,000
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/09	(4)(Prere.)	3,000	3,060
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.250%	5/1/09	(4)(Prere.)	4,500	4,602
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/09	(4)(Prere.)	16,345	16,774
	New Jersey Econ. Dev. Auth. Rev. (United States Golf Assn.) VRDO	1.790%	9/8/08	LOC	4,700	4,700
	New Jersey Econ. Dev. Auth. Rev. PCR (Exxon) VRDO	1.850%	9/2/08		5,750	5,750
[1]	New Jersey Econ. Dev. Auth. Rev. TOB VRDO	1.870%	9/8/08	(13)	7,300	7,300
	New Jersey Econ. Dev. Auth. Rev. VRDO	1.750%	9/8/08	LOC	5,000	5,000
	New Jersey Econ. Dev. Auth. Rev. VRDO	1.810%	9/8/08	LOC	7,895	7,895
[1]	New Jersey Econ. Dev. Auth. TOB VRDO	1.810%	9/8/08	(13)	4,410	4,410
	New Jersey Educ. Fac. Auth. Rev. (Caldwell College) VRDO	1.790%	9/8/08	LOC	20,340	20,340
[1]	New Jersey Educ. Fac. Auth. Rev. (College of New Jersey) TOB VRDO	2.090%	9/8/08	(4)	5,000	5,000
	New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/08		6,915	6,915
[1]	New Jersey Educ. Fac. Auth. Rev. (Institute for Advanced Studies) TOB VRDO	2.440%	9/8/08	(12)	6,670	6,670
[1]	New Jersey Educ. Fac. Auth. Rev. (Institute for Advanced Studies) VRDO	1.800%	9/8/08		16,700	16,700
	New Jersey Educ. Fac. Auth. Rev. (Institute for Advanced Studies) VRDO	1.800%	9/8/08		19,600	19,600
	New Jersey Educ. Fac. Auth. Rev. (Institute for Defense Analyses) VRDO	1.750%	9/8/08	LOC	5,000	5,000
[1]	New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) TOB VRDO	1.720%	9/8/08	(Prere.)	8,235	8,235
	New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	2.010%	9/2/08		36,365	36,365
	New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	2.400%	9/2/08		29,805	29,805

	New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	2.400%	9/2/08		37,200	37,200
[1]	New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.) TOB VRDO	2.490%	9/8/08	(4)	2,720	2,720
	New Jersey Educ. Fac. Auth. Rev. (St. Elizabeth College) VRDO	1.450%	9/8/08	LOC	11,090	11,090
	New Jersey Environmental Infrastructure Trust	5.500%	9/1/08		6,280	6,280
[1]	New Jersey Environmental Infrastructure Trust TOB VRDO	1.920%	9/8/08		6,125	6,125
[1]	New Jersey GO TOB VRDO	1.820%	9/8/08	LOC	28,425	28,425
[1]	New Jersey GO TOB VRDO	2.190%	9/8/08		6,760	6,760
	New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital Corp.) VRDO	1.600%	9/8/08	LOC	12,505	12,505
	New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/09		6,040	6,178
	New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group) VRDO	1.780%	9/8/08	LOC	12,555	12,555
	New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	1.780%	9/8/08	LOC	23,600	23,600
	New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	1.780%	9/8/08	LOC	24,500	24,500
	New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	1.780%	9/8/08	LOC	23,100	23,100
	New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	1.780%	9/8/08	LOC	20,000	20,000
	New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	1.600%	9/8/08	LOC	37,500	37,500
	New Jersey Health Care Fac. Financing Auth. Rev. (Meridian IV) VRDO	1.930%	9/8/08	(12)	15,000	15,000
	New Jersey Health Care Fac. Financing Auth. Rev. (Meridian-III) VRDO	1.850%	9/8/08	(12)	15,500	15,500
	New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson Univ.) VRDO	1.770%	9/8/08	LOC	5,300	5,300
	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Medical Center) VRDO	1.710%	9/8/08	LOC	12,885	12,885
	New Jersey Health Care Fac. Financing Auth. Rev. (St. Peters Univ. Hosp.) VRDO	1.450%	9/8/08	LOC	10,285	10,285
	New Jersey Health Care Fac. Financing Auth. Rev. (Underwood Memorial Hosp.) VRDO	1.700%	9/8/08	LOC	12,800	12,800

[1]	New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	1.860%	9/8/08	(12)	3,280	3,280
	New Jersey Health Care Fac. Financing Auth. Rev. VRDO	1.780%	9/8/08	LOC	17,660	17,660
	New Jersey Health Care Fac. Financing Auth. Rev. VRDO	1.820%	9/8/08	LOC	21,395	21,395
[1]	New Jersey Highway Auth. Rev. (Garden State Parkway) TOB VRDO	1.840%	9/8/08	(ETM)	14,930	14,930
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	1.650%	9/8/08	LOC	25,000	25,000
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	1.850%	9/8/08	(4)	10,825	10,825
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	1.950%	9/8/08	(4)	15,795	15,795
	New Jersey Housing & Mortgage Finance Agency Rev. VRDO	1.900%	9/8/08		19,600	19,600
	New Jersey Housing & Mortgage Finance Agency Rev. VRDO	2.030%	9/8/08	LOC	33,935	33,935
	New Jersey Housing & Mortgage Finance Agency Rev. VRDO	2.030%	9/8/08	LOC	32,400	32,400
	New Jersey Housing & Mortgage Finance Agency Rev.VRDO	1.900%	9/8/08		10,500	10,500
	New Jersey Housing & Mortgage Finance Agency Rev.VRDO	1.900%	9/8/08		15,000	15,000
	New Jersey Housing & Mortgage Finance Agency Rev.VRDO	1.900%	9/8/08		9,900	9,900
[1]	New Jersey Housing & Mortgage Finance Agency Single Family Housing Rev. TOB VRDO	1.990%	9/8/08		5,000	5,000
[1]	New Jersey Housing & Mortgage Finance Agency Single Family Housing Rev. TOB VRDO	2.340%	9/8/08	(4)	4,950	4,950
	New Jersey Housing & Mortgage Finance Agency Single Family Housing Rev. VRDO	1.900%	9/8/08		15,000	15,000
[1]	New Jersey State Transp. Trust Fund Auth. Cap TOB VRDO	1.830%	9/8/08	LOC	36,055	36,055
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/09	(Prere.)	5,000	5,132
[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.810%	9/8/08	(13)	28,700	28,700
[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.840%	9/8/08	(Prere.)	15,565	15,565
[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.900%	9/8/08		10,345	10,345
[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.940%	9/8/08	(4)	30,000	30,000
[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.990%	9/8/08	(4)	6,130	6,130
[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.990%	9/8/08	(4)	5,655	5,655

[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.070%	9/8/08		10,040	10,040
[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.090%	9/8/08	(4)	9,729	9,729
[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.170%	9/8/08	(4)(Prere.)	4,975	4,975
[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.170%	9/8/08	(4)	5,680	5,680
[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.430%	9/8/08	(12)	19,435	19,435
[1]	New Jersey Transp. Trust Fund Deutsche Bank TOB VRDO	1.910%	9/8/08	LOC	28,080	28,080
[1]	New Jersey Transp. Trust Fund Deutsche Bank TOB VRDO	1.990%	9/8/08	LOC	10,500	10,500
	New Jersey Turnpike Auth. Rev.	6.500%	1/1/09	(ETM)	23,200	23,599
	New Jersey Turnpike Auth. Rev. BAN	3.000%	5/1/09		75,000	75,573
	New Jersey Turnpike Auth. Rev. TOB PUT	2.080%	12/29/08	(4)	29,320	29,320
[1]	New Jersey Turnpike Auth. Rev. TOB VRDO	2.170%	9/8/08	(4)	19,800	19,800
[1]	New Jersey Turnpike Auth. Rev. TOB VRDO	2.170%	9/8/08	(4)	9,930	9,930
[1]	New Jersey Turnpike Auth. Rev. TOB VRDO	2.190%	9/8/08	(4)	24,750	24,750
[1]	New Jersey Turnpike Auth. Rev. TOB VRDO	2.490%	9/8/08	(4)	6,745	6,745
	New Jersey Turnpike Auth. Rev. VRDO	2.000%	9/8/08	(4)	21,800	21,800
	New Jersey Turnpike Auth. Rev. VRDO	3.000%	9/8/08	LOC	28,300	28,300
	Paramus Borough NJ BANS	3.000%	4/15/09		6,950	6,998
	Paramus Borough NJ BANS	3.000%	8/7/09		5,906	5,972
	Paramus NJ Board of Educ. GAN	4.000%	11/7/08		8,827	8,837
	Port Auth of New York & New Jersey Rev. VRDO	2.500%	9/2/08		35,100	35,100
	Port Auth. of New York & New Jersey CP	1.600%	9/12/08		17,325	17,325
	Port Auth. of New York & New Jersey CP	1.600%	10/6/08		22,690	22,690
[1]	Port Auth. of New York & New Jersey Rev. TOB VRDO	1.860%	9/8/08		8,085	8,085
[1]	Port Auth. of New York & New Jersey Rev. TOB VRDO	1.890%	9/8/08		19,248	19,248
[1]	Port Auth. of New York & New Jersey Rev. TOB VRDO	1.950%	9/8/08	(4)	5,000	5,000
[1]	Port Auth. of New York & New Jersey Rev. TOB VRDO	1.990%	9/8/08		8,335	8,335
[1]	Port Auth. of New York & New Jersey Rev. TOB VRDO	1.990%	9/8/08		5,000	5,000
[1]	Port Auth. of New York & New Jersey Rev. TOB VRDO	2.140%	9/8/08	(4)	5,400	5,400
[1]	Port Auth. of New York & New Jersey Rev. TOB VRDO	2.140%	9/8/08	(4)	7,770	7,770

	Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	2.140%	9/2/08		16,400	16,400
	Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	2.260%	9/2/08		10,500	10,500
	Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	2.500%	9/2/08		6,300	6,300
	Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	2.650%	9/2/08		6,500	6,500
	Princeton Univ. New Jersey CP	1.450%	10/9/08		7,650	7,650
	Raritan Township NJ BAN	3.000%	8/6/09		5,993	6,060
	Ridgewood NJ BAN	3.000%	1/23/09		3,000	3,014
	Ridgewood NJ BAN	3.000%	6/26/09		3,375	3,408
	Rutgers State Univ. New Jersey GO CP	2.000%	10/1/08		19,569	19,569
	Rutgers State Univ. New Jersey GO CP	1.680%	10/8/08		11,250	11,250
	Rutgers State Univ. New Jersey GO CP	1.600%	10/9/08		14,115	14,115
	Rutgers State Univ. New Jersey GO CP	1.600%	11/6/08		11,250	11,250
	Rutgers State Univ. New Jersey VRDO	1.900%	9/2/08		39,200	39,200
	Salem County NJ Financing Auth. PCR (Exelon Project) CP	1.600%	11/6/08	LOC	19,000	19,000
	Secaucus NJ BAN	3.000%	6/19/09		8,856	8,928
	South Orange Township NJ BAN	2.500%	3/3/09		11,916	11,966
	Springfield Township NJ BAN	3.000%	8/14/09		7,100	7,184
	Tewksbury Township NJ BAN	4.000%	10/24/08		5,159	5,163
	Tewksbury Township NJ BAN	3.000%	6/26/09		5,086	5,136
[1]	Tobacco Settlement Financing Corp. New Jersey Rev. TOB VRDO	1.830%	9/8/08	(Prere.)	3,125	3,125
[1]	Tobacco Settlement Financing Corp. New Jersey Rev. TOB VRDO	1.840%	9/8/08	(Prere.)	7,815	7,815
	Toms River NJ BAN	3.000%	6/30/09		17,450	17,616
	Union County NJ BAN	3.000%	7/1/09		60,000	60,627
	Union County NJ PCR (Exxon) VRDO	1.850%	9/2/08		10,300	10,300
	Union County NJ PCR (Exxon) VRDO	2.100%	9/2/08		19,580	19,580
[1]	Washington Township NJ Board of Educ. TOB VRDO	1.820%	9/8/08	LOC	11,795	11,795
	Westfield NJ BAN	3.000%	7/17/09		8,243	8,337
	Wood-Ridge Borough NJ BAN	2.250%	2/20/09		4,328	4,346
	Woodbridge Township NJ Board of Educ. BAN	4.000%	11/7/08		15,000	15,016
						3,335,079
Puerto Rico (2.6%)
[1]	Puerto Rico Electric Power Auth. Rev. TOB VRDO	2.050%	9/8/08	(4)	7,460	7,460
[1]	Puerto Rico GO TOB VRDO	1.850%	9/8/08	(Prere.)	13,985	13,985
[1]	Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	2.550%	9/8/08	(12)	20,000	20,000
	Puerto Rico Ind. Medical & Environmental Fac. Finance Auth. Rev. PCR (Abbott Laboratories) PUT	2.250%	3/1/09		12,575	12,575
	Puerto Rico Muni. Finance Agency	5.875%	8/1/09	(4)(Prere.)	10,480	10,983

[1]	Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	1.860%	9/8/08	LOC	8,900	8,900
[1]	Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	1.860%	9/8/08	LOC	7,425	7,425
[1]	Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	1.860%	9/8/08	LOC	8,975	8,975
						90,303
Total Tax-Exempt Municipal Bonds (Cost $3,425,382)						3,425,382
Total Investments (99.7%) (Cost $3,425,382)						3,425,382
Other Assets and Liabilities-Net (0.3%)						9,219
Net Assets (100%)						3,434,601

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities was $802,304,000, representing 23.4% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2008, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments

As of August 31, 2008

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
New Jersey (95.6%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/10	(3)	1,755	1,890
Atlantic County NJ Public Fac. COP	7.400%	3/1/11	(3)	4,025	4,498
Atlantic County NJ Public Fac. COP	6.000%	3/1/14	(3)	3,685	4,195
Atlantic County NJ Public Fac. COP	6.000%	3/1/15	(3)	1,480	1,702
Atlantic County NJ Util. Auth. Sewer Rev.	6.875%	1/1/12	(2)(ETM)	1,315	1,417
Burlington County NJ Bridge Comm. Rev.	5.250%	12/15/21	(2)	3,200	3,385
Camden County NJ Improvement Auth. Lease Rev.	5.375%	9/1/10	(4)(Prere.)	850	904
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12	(Prere.)	1,335	1,470
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12	(Prere.)	1,265	1,393
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12	(Prere.)	1,140	1,255
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12	(Prere.)	1,025	1,128
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/17	(1)	2,560	2,724
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/18	(1)	2,165	2,271
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/21	(1)	15,400	18,406
Cumberland County NJ Improvement Auth. Solid Waste System Rev.	5.125%	1/1/25	(1)	5,685	5,897
Delaware River & Bay Auth. New Jersey Rev.	5.375%	1/1/10	(2)(Prere.)	750	791
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.750%	1/1/22	(4)	10,000	10,290
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.625%	1/1/26	(4)	5,000	5,126
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.750%	1/1/26	(4)	12,085	12,472
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11	(3)(Prere.)	2,780	3,012
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11	(3)(Prere.)	2,640	2,860
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11	(3)(Prere.)	2,000	2,167
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11	(3)(Prere.)	1,400	1,517
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/11	(3)(Prere.)	2,950	3,204

	Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10	(3)(Prere.)	5,090	5,446
	Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10	(3)(Prere.)	3,390	3,627
	Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10	(3)(Prere.)	2,650	2,835
	Essex County NJ Improvement Auth. Rev.	5.250%	12/15/18	(2)	10,000	11,109
	Essex County NJ Improvement Auth. Rev.	5.250%	12/15/20	(2)	5,010	5,466
	Essex County NJ Improvement Auth. Rev.	5.250%	12/15/22	(2)	3,455	3,779
	Essex County NJ Improvement Auth. Rev.	5.000%	12/15/23	(4)	4,870	5,140
	Essex County NJ Improvement Auth. Rev.	5.500%	10/1/30	(1)	10,000	11,004
	Essex County NJ Solid Waste Util. Auth.	0.000%	4/1/10	(4)	1,000	961
	Evesham NJ Util. Auth. Rev.	5.000%	7/1/16	(2)	3,435	3,612
	Evesham NJ Util. Auth. Rev.	5.000%	7/1/17	(2)	3,705	3,896
	Evesham NJ Util. Auth. Rev.	5.000%	7/1/18	(2)	1,605	1,664
	Garden State Preservation Trust New Jersey	5.250%	11/1/12	(4)	24,260	26,634
	Garden State Preservation Trust New Jersey	5.125%	11/1/19	(4)	7,655	8,516
	Garden State Preservation Trust New Jersey	0.000%	11/1/21	(4)	11,325	6,277
	Garden State Preservation Trust New Jersey	0.000%	11/1/22	(4)	41,150	21,480
	Garden State Preservation Trust New Jersey	0.000%	11/1/23	(4)	15,000	7,402
	Garden State Preservation Trust New Jersey	5.750%	11/1/28	(4)	23,105	26,605
	Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/16	(1)	1,000	1,068
	Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/17	(1)	1,000	1,067
	Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/20	(1)	1,150	1,191
	Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/23	(1)	1,000	1,023
	Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	4/1/33		17,335	17,719
	Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	4/1/38		10,000	10,175
	Gloucester Township NJ GO	5.750%	7/15/10	(2)	1,610	1,668
	Gloucester Township NJ Muni. Util. Auth. Rev.	5.650%	3/1/18	(2)	2,755	3,049
	Hillsborough Township NJ School Dist. GO	5.375%	10/1/13	(4)	1,250	1,399
	Hillsborough Township NJ School Dist. GO	5.375%	10/1/19	(4)	1,720	1,951
[1]	Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/13	(1)	9,590	10,959

Irvington Township NJ GO	0.000%	8/1/09	(1)(ETM)	2,580	2,532
Irvington Township NJ GO	0.000%	8/1/10	(1)(ETM)	2,080	1,983
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12	(3)(Prere.)	7,676	8,421
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12	(3)(Prere.)	6,885	7,553
Jackson Township NJ Board of Educ. GO	5.250%	6/15/21	(1)	11,195	12,302
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09	(4)(Prere.)	2,850	2,937
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/14		1,045	1,103
Mercer County NJ Improvement Auth. Special Services School Dist. Rev.	5.750%	12/15/08		1,165	1,179
Mercer County NJ Improvement Auth. Special Services School Dist. Rev.	5.950%	12/15/12		4,895	5,483
Middlesex County NJ COP	5.000%	8/1/11	(1)	1,050	1,122
Middlesex County NJ COP	5.500%	8/1/15	(1)	1,195	1,275
Middlesex County NJ Improvement Auth.	5.375%	3/15/22	(3)	1,825	1,842
Middlesex County NJ Improvement Auth.	5.375%	3/15/23	(3)	1,925	1,938
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/15		500	467
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/20		500	448
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/32		5,100	4,109
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.125%	1/1/37		3,500	2,812
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/19		1,585	1,700
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/20		1,600	1,715
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/21		2,375	2,522
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/22		2,000	2,123
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/15	(2)	2,000	1,510
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/16	(2)	3,000	2,147

Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/18	(2)	4,550	2,907
Middletown Township NJ Board of Educ. GO	5.000%	8/1/14	(4)	2,735	2,851
Middletown Township NJ Board of Educ. GO	5.000%	8/1/15	(4)	2,015	2,094
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.000%	7/15/19	(2)	2,115	2,205
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.000%	7/15/20	(2)	2,225	2,304
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan)	5.000%	12/1/13	(2)	1,545	1,687
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan)	5.000%	12/1/14	(2)	3,205	3,517
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan)	5.000%	12/1/16	(2)	1,000	1,099
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan)	5.250%	12/1/18	(2)	2,000	2,207
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan)	5.250%	12/1/21	(2)	1,275	1,365
Montgomery Township NJ School Dist. GO	5.250%	8/1/13	(1)	1,285	1,375
Montgomery Township NJ School Dist. GO	5.250%	8/1/17	(1)	1,280	1,370
Montgomery Township NJ School Dist. GO	5.250%	8/1/18	(1)	1,280	1,355
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/20	(2)	2,945	3,101
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/21	(2)	6,255	6,529
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/22	(2)	5,585	5,795
New Jersey Casino Reinvestment Dev. Auth. Rev. (Parking Fee)	5.250%	6/1/21	(1)	3,000	3,044
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/10		5,000	5,198
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/11		6,590	6,946
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/13		5,000	5,349
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/16		4,000	4,288
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/17		3,000	3,201
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/18		9,530	10,110
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/19		10,255	10,754
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/20		1,500	1,555

New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/23		1,000	1,017
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.500%	9/1/28	(3)	8,000	8,737
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.500%	9/1/29	(3)	7,055	7,714
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17		350	345
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29		20,000	18,976
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/12	(2)	2,500	2,230
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/13	(2)	3,000	2,566
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/24	(1)	6,000	6,386
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/25	(1)	14,000	14,871
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/26	(1)	3,000	3,183
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/31	(1)	25,175	25,616
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/11	(2)(Prere.)	7,040	7,598
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/13	(3)(Prere.)	15,000	16,647
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/13	(2)	1,200	1,321
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13		7,500	8,094
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	(1)(Prere.)	4,000	4,408
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	(Prere.)	3,000	3,306
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	(2)(Prere.)	2,145	2,364
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14		10,000	10,830
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	9/1/14	(3)(Prere.)	3,880	4,375
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/18	(3)	10,285	11,475
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.500%	9/1/25		4,440	4,383
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26		10,000	10,396
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27	(3)	14,500	15,909
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/32	(4)	2,000	2,049
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/33		7,825	7,831

New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/36		22,500	22,796
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/37		18,000	18,234
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14	(4)	12,500	13,454
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14	(4)	8,000	8,575
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/15	(4)	28,000	30,019
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/15	(4)	5,000	5,354
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	2.500%	9/2/08	LOC	5,690	5,690
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/11	(1)(ETM)	4,650	4,289
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/12	(1)	4,550	3,999
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/13	(1)	4,500	3,794
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/14	(1)	4,210	3,385
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/14		15,000	16,185
New Jersey Econ. Dev. Auth. Rev. PCR (Exxon) VRDO	1.850%	9/2/08		2,500	2,500
New Jersey Educ. Fac. Auth. Rev.	5.875%	9/1/08	(2)	6,165	6,166
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10	(Prere.)	6,405	6,751
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10	(4)(Prere.)	2,715	2,867
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/10	(4)(Prere.)	8,425	9,019
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/12		7,595	8,423
New Jersey Educ. Fac. Auth. Rev. (College of New Jersey)	5.000%	7/1/14	(4)	3,280	3,605
New Jersey Educ. Fac. Auth. Rev. (College of New Jersey)	5.000%	7/1/16	(4)	4,410	4,874
New Jersey Educ. Fac. Auth. Rev. (College of New Jersey)	5.000%	7/1/17	(4)	5,245	5,778
New Jersey Educ. Fac. Auth. Rev. (College of New Jersey)	5.000%	7/1/35	(4)	20,000	20,372
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/20	(3)	2,060	2,215
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/21	(3)	1,550	1,655
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.000%	7/1/37	(1)	6,730	6,669
New Jersey Educ. Fac. Auth. Rev. (Fairleigh Dickinson Univ.)	5.500%	7/1/23		2,750	2,736
New Jersey Educ. Fac. Auth. Rev. (Georgian Court Univ.)	5.000%	7/1/27		1,000	960
New Jersey Educ. Fac. Auth. Rev. (Georgian Court Univ.)	5.000%	7/1/33		1,000	925

New Jersey Educ. Fac. Auth. Rev. (Georgian Court Univ.)	5.250%	7/1/37		1,000	946
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13	(3)(Prere.)	2,775	3,077
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13	(3)(Prere.)	2,605	2,888
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/20	(3)	2,585	2,664
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/21	(3)	3,025	3,091
New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.)	5.000%	7/1/15	(3)(Prere.)	4,700	5,207
New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.)	5.000%	7/1/27	(2)	10,000	10,019
New Jersey Educ. Fac. Auth. Rev. (New Jersey City Univ.)	5.000%	7/1/35	(12)	5,000	5,093
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/17	(1)	1,000	1,054
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/18	(1)	1,470	1,543
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/20	(1)	1,725	1,799
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/16		2,545	2,881
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/33		3,000	3,086
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.625%	7/1/09	(1)(Prere.)	2,105	2,184
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/12	(3)(Prere.)	1,700	1,844
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/12	(3)(Prere.)	1,010	1,095
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/14	(3)(Prere.)	15,760	17,534
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/15	(3)	1,550	1,616
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/16	(1)(Prere.)	4,000	4,454
New Jersey Educ. Fac. Auth. Rev. (Richard Stockton College)	5.375%	7/1/38		5,000	5,043
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/10	(3)(Prere.)	11,210	11,791
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11	(3)(Prere.)	235	256
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11	(3)(Prere.)	205	223
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11	(3)(Prere.)	190	207
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/13	(3)(Prere.)	2,800	3,089

New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/14	(3)	2,070	2,193
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/15	(3)	1,690	1,790
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/16	(3)	1,845	1,955
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.000%	7/1/24	(1)	2,200	2,244
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/10	(2)	1,500	1,548
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/12	(2)	1,275	1,314
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/15	(2)	400	421
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/16	(2)	200	210
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.125%	7/1/13	(Prere.)	6,000	6,604
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.250%	7/1/13	(Prere.)	6,000	6,638
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.000%	7/1/34		2,500	2,206
New Jersey Educ. Fac. Auth. Rev. (William Paterson Univ.)	4.750%	7/1/34	(12)	10,000	9,933
New Jersey Educ. Fac. Auth. Rev. (William Paterson Univ.)	5.000%	7/1/38	(12)	5,500	5,577
New Jersey Environmental Infrastructure Trust Wastewater Treatment Rev.	5.125%	9/1/10	(Prere.)	5,090	5,436
New Jersey GO	5.500%	7/15/19	(3)	7,500	8,445
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/13		3,785	4,018
New Jersey Health Care Fac. Financing Auth. Rev.	5.500%	10/1/23		10,000	10,489
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	7/1/36		14,250	13,433
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/13		7,330	7,699
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/14		7,695	8,096
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/15		5,000	5,251
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/18		9,095	9,343
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	5.750%	7/1/12	(Prere.)	2,220	2,458

New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.250%	7/1/12	(Prere.)	1,750	1,977
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.250%	7/1/17		2,200	2,361
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	5.750%	7/1/25		2,780	2,847
New Jersey Health Care Fac. Financing Auth. Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/23		2,675	2,662
New Jersey Health Care Fac. Financing Auth. Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/26		2,880	2,836
New Jersey Health Care Fac. Financing Auth. Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/37		10,000	9,446
New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group)	5.750%	7/1/23		7,000	7,083
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.000%	7/1/24		800	737
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.500%	7/1/30		3,055	2,881
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.500%	7/1/36		6,800	6,231
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/09	(4)	4,140	4,192
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.000%	7/1/10	(4)	4,695	4,751
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/12	(4)	105	106
New Jersey Health Care Fac. Financing Auth. Rev. (Hackensack Univ. Medical Center)	5.375%	1/1/13	(1)	2,355	2,377
New Jersey Health Care Fac. Financing Auth. Rev. (Hackensack Univ. Medical Center)	5.125%	1/1/21		15,000	14,897
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.)	5.250%	7/1/30		4,000	3,651

New Jersey Health Care Fac. Financing Auth. Rev. (Hunterdon Medical Center)	5.250%	7/1/25		1,200	1,209
New Jersey Health Care Fac. Financing Auth. Rev. (Hunterdon Medical Center)	5.125%	7/1/35		3,450	3,302
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.625%	7/1/13	(4)	7,355	7,625
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.250%	7/1/29	(4)	13,450	13,507
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems)	5.000%	7/1/38	(12)	5,000	4,916
New Jersey Health Care Fac. Financing Auth. Rev. (Riverside Medical Center)	6.250%	7/1/10	(2)(ETM)	2,935	3,149
New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson Univ.) VRDO	1.780%	9/2/08	LOC	12,615	12,615
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	5.875%	7/1/12	(Prere.)	3,500	3,890
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/12	(Prere.)	3,500	3,906
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/12	(Prere.)	3,000	3,348
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	5.000%	7/1/46		7,505	6,886
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	0.000%	7/1/21	(1)	1,740	917
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	0.000%	7/1/21	(1)(ETM)	1,260	704
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.000%	7/1/29		4,375	3,959
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/09	(1)(Prere.)	960	981
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/09	(1)(Prere.)	305	312
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/13	(1)	2,695	2,744

	New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/16	(1)	2,340	2,382
	New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/14	(4)	11,000	11,203
	New Jersey Highway Auth. Rev. (Garden State Parkway)	5.600%	1/1/10	(3)(Prere.)	7,535	7,971
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev.	5.700%	5/1/20	(4)	2,040	2,078
[2]	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. TOB VRDO	2.480%	9/2/08	(4)	5,025	5,025
	New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(1)(ETM)	1,370	1,504
	New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(1)	1,215	1,328
	New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17	(1)	5,505	6,210
	New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17	(1)(ETM)	250	286
	New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/21	(1)	3,000	3,264
	New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/22	(1)	1,000	1,086
	New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)(Prere.)	2,000	2,142
	New Jersey Transp. Corp. COP	5.500%	9/15/11	(2)	5,000	5,333
	New Jersey Transp. Corp. COP	5.500%	9/15/12	(2)	20,000	21,680
	New Jersey Transp. Corp. COP	5.500%	9/15/14	(2)	1,500	1,649
	New Jersey Transp. Corp. COP	5.500%	9/15/15	(2)	15,000	16,561
	New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/10	(Prere.)	5,000	5,343
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/11	(3)(ETM)	7,165	7,732
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/13	(Prere.)	16,000	17,936
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/14	(2)	10,000	11,218
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/15	(4)(Prere.)	13,125	14,602
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/15	(1)(ETM)	5,000	5,638
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/15	(1)(Prere.)	5,000	5,638
[3]	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17		5,000	5,398
[3]	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19		12,675	13,780
[3]	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19		7,500	8,154

New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/20		5,000	5,633
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23	(3)	5,850	6,506
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23	(2)	15,830	16,842
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24	(3)	5,000	5,551
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/25	(3)	17,750	19,721
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	(2)	45,000	18,816
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32	(4)	10,000	2,757
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/32	(2)	22,085	22,266
New Jersey Transp. Trust Fund Auth. Rev. GAN	5.000%	6/15/10	(3)	9,530	9,932
New Jersey Turnpike Auth. Rev.	5.375%	1/1/10	(1)(Prere.)	3,500	3,658
New Jersey Turnpike Auth. Rev.	5.500%	1/1/10	(1)(Prere.)	1,800	1,884
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(1)(Prere.)	7,365	7,734
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(1)(Prere.)	1,620	1,701
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(1)(Prere.)	665	698
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13	(1)(ETM)	770	872
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13	(1)	230	255
New Jersey Turnpike Auth. Rev.	6.500%	1/1/13	(1)(ETM)	20,000	23,047
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)(ETM)	22,095	25,291
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)	4,615	5,439
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)(ETM)	1,560	1,883
New Jersey Turnpike Auth. Rev.	5.750%	1/1/17	(1)	2,635	2,732
Newark NJ GO	5.500%	10/1/08	(2)	1,660	1,665
Newark NJ GO	5.375%	12/15/13	(1)	2,000	2,160
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/17		2,665	2,844
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/18		2,345	2,467
Ocean County NJ Util. Auth. Wastewater Rev.	6.600%	1/1/18	(3)(ETM)	2,500	2,963
Port Auth. of New York & New Jersey Rev.	4.500%	7/15/28		10,000	9,870
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/31		12,830	13,051
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/34	(1)	7,095	7,179
Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	2.500%	9/2/08		10,050	10,050
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/31	(1)	4,215	1,226
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/32	(1)	5,000	1,369

Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/34	(1)	10,220	2,493
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/35	(1)	10,215	2,354
Rutgers State Univ. New Jersey	6.400%	5/1/13		2,575	2,813
South Jersey Port Corp. New Jersey Rev.	5.000%	1/1/23		2,000	2,027
South Jersey Port Corp. New Jersey Rev.	5.100%	1/1/33		1,500	1,503
Stafford NJ Muni. Util. Auth. Water & Sewer Rev.	5.500%	6/1/11	(3)	2,145	2,226
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12	(Prere.)	22,515	24,450
Tobacco Settlement Financing Corp. New Jersey Rev.	6.000%	6/1/12	(Prere.)	20,650	23,138
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	39,495	44,429
Tobacco Settlement Financing Corp. New Jersey Rev.	6.750%	6/1/13	(Prere.)	18,490	21,699
Tobacco Settlement Financing Corp. New Jersey Rev.	7.000%	6/1/13	(Prere.)	20,000	23,682
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/23		14,315	12,968
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/18	(1)	1,975	2,059
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/20	(1)	2,185	2,244
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/22	(1)	2,420	2,461
Univ. of Medicine & Dentistry New Jersey Rev.	6.500%	12/1/12	(1)(ETM)	4,000	4,340
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/15	(2)	2,325	2,495
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/16	(2)	1,110	1,191
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/18	(2)	1,250	1,321
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/19	(2)	3,000	3,171
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/20	(2)	3,675	3,876
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/21	(2)	2,000	2,094
Vernon Township NJ School Dist. GO	5.250%	12/1/09	(3)(Prere.)	1,200	1,249
Vernon Township NJ School Dist. GO	5.300%	12/1/09	(3)(Prere.)	1,200	1,250
Vernon Township NJ School Dist. GO	5.375%	12/1/09	(3)(Prere.)	1,200	1,251
Vernon Township NJ School Dist. GO	5.375%	12/1/09	(3)(Prere.)	1,200	1,251
Vernon Township NJ School Dist. GO	5.375%	12/1/09	(3)(Prere.)	1,200	1,251
West Orange NJ Board of Educ. COP	5.625%	10/1/09	(1)(Prere.)	2,500	2,625
West Orange NJ Board of Educ. COP	5.625%	10/1/09	(1)(Prere.)	2,000	2,100

West Orange NJ Board of Educ. COP	6.000%	10/1/09	(1)(Prere.)	1,000	1,054
					1,863,299
Puerto Rico (4.0%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22	(1)	2,000	2,125
Puerto Rico GO	5.500%	7/1/18		5,540	5,830
Puerto Rico GO	5.500%	7/1/21	(1)	6,750	6,973
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14	(Prere.)	4,125	4,603
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14	(Prere.)	3,500	3,906
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19	(1)	5,000	5,200

Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/21	(4)	5,000	5,405
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/22	(4)	3,500	3,782
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/23	(4)	4,000	4,330
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/24	(2)	13,000	13,388
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/33	(3)	20,000	4,734
Puerto Rico Muni. Finance Agency	5.500%	8/1/09	(4)(Prere.)	2,000	2,088
Puerto Rico Muni. Finance Agency	5.250%	8/1/19	(4)	5,000	5,252
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	3,250	3,516
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	1,135	1,228
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	720	835
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56		16,200	976
Univ. of Puerto Rico Rev.	5.000%	6/1/30		5,000	4,851
					79,022
Guam (0.2%)
Guam Govt. Ltd. Obligation Infrastructure Improvement Rev.	5.125%	11/1/11	(2)	3,400	3,474
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/18		3,390	3,414
Total Tax-Exempt Municipal Bonds (Cost $1,926,275)					1,949,209
Total Investments (100.0%) (Cost $1,926,275)					1,949,209
Other Assets and Liabilities-Net (0.0%)					362
Net Assets (100%)					1,949,571

1 Securities with a value of $2,400,000 have been segregated as initial margin for open futures contracts.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the value of this security represented 0.3% of net assets.

3 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2008.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2008, the cost of investment securities for tax purposes was $1,929,012,000. Net unrealized appreciation of investment securities for tax purposes was $20,197,000, consisting of unrealized gains of $48,395,000 on securities that had risen in value since their purchase and $28,198,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At August 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30- Year U.S. Treasury Bond	(307)	36,015	138

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	—	138
Level 2- Other significant observable inputs	1,949,209	—
Level 3- Significant unobservable inputs	—	—
Total	1,949,209	138

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	October 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	October 14, 2008

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS* THOMAS J. HIGGINS TREASURER

Date:	October 14, 2008

* By: Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.